Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Intangible assets consisted of the following:

(in thousands)	December 31, 2021	December 31, 2020
Patents	$432	$430
Less accumulated amortization	(217)	(172)
	$215	$258